Fees Summary	Jan. 07, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 4,486,790,000.00
Previously Paid Amount	0.00
Total Fee Amount	619,625.70
Total Offset Amount	0.00
Net Fee	$ 619,625.70
Narrative - Max Aggregate Offering Amount | shares	4,500,000,000
Final Prospectus	true